Income Taxes (Earliest Tax Year) (Detail)	12 Months Ended
	Dec. 31, 2017
Pennsylvania
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2012	[1]
Connecticut
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2014
Virginia
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2014	[2]
West Virginia
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2014	[1]
New York
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2011	[1]
Utah
Operation In Major Geographical Areas Tax Year [Line Items]
Earliest Open Tax Year	2014

[1]	Considered a major state for Dominion Energy Gas' operations.
[2]	Considered a major state for Virginia Power's operations.